Share Capital	9 Months Ended
Sep. 30, 2025
Shareholders’ Equity [Abstract]
SHARE CAPITAL	Note 9: - Share Capital On January 7, 2025, the Company raised gross proceeds of $33.1 million in an underwritten registered direct public offering.